Commitments (Tables)	12 Months Ended
Jun. 30, 2025
Commitments
Schedule of future minimum payments for contractual obligations

At June 30, 2025, the Company had various purchase commitments in the normal course of operations. Below is a summary of the future minimum payments for contractual obligations that are not recognized as liabilities at June 30, 2025.

	Total	Less than one year	1 to 2 years	3 to 5 years	More than 5 years
Purchase obligations	$10,279	$10,279	$-	$-	$-